Issued Capital	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Issued Capital
19.	Issued Capital

(in thousands)	Note	June 30 2020	December 31 2019

Issued capital
Share capital issued and outstanding: 448,946,246 common shares (December 31, 2019: 447,771,433 common shares)	19.1	$3,626,211	$3,599,203

19.1.	Shares Issued
The Company is authorized to issue an unlimited number of common shares having no par value and an unlimited number of preference shares issuable in series. As at June 30, 2020, the Company had no preference shares outstanding.
A continuity schedule of the Company’s issued and outstanding common shares from January 1, 2019 to June 30, 2020 is presented below:

	Number of Shares	Weighted Average Price

At January 1, 2019	444,336,361
Share purchase options exercised 1	752,170	Cdn$26.55
Restricted share units released 1	130,730	$0.00
At March 31, 2019	445,219,261
Share purchase options exercised 1	283,620	Cdn$26.09
Restricted share units released 1	185	Cdn$0.00
Dividend reinvestment plan 2	762,422	US$21.89
At June 30, 2019	446,265,488
Restricted share units released 1	2,755	US$0.00
Share purchase options exercised 1	1,003,945	Cdn$25.14
Dividend reinvestment plan 2	499,245	US$28.00
At December 31, 2019	447,771,433
Share purchase options exercised 1	374,235	Cdn$24.83
Restricted share units released 1	124,910	$0.00
At March 31, 2020	448,270,578
Share purchase options exercised 1	486,720	Cdn$26.25
Restricted share units released 1	3,495	$0.00
Dividend reinvestment plan 2	185,453	US$23.81

At June 30, 2020	448,946,246

1)	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
2)
The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 1%

At the Market Equity Program
On April 16, 2020, the Company established an
at-the-market
equity program (the “ATM Program”) that allows the Company to issue up to $300 million worth of common shares from treasury (“Common Shares”) to the public from time to time at the Company’s discretion and subject to regulatory requirements. Any Common Shares sold in the ATM Program will be sold (i) in ordinary brokers’ transactions on the NYSE or another US marketplace on which the Common Shares are listed, quoted or otherwise trade, (ii) ordinary brokers’ transactions on the TSX, (iii) on another Canadian marketplace on which the Common Shares are listed, quoted or otherwise trade, or (iv) with respect to sales in the United States, at the prevailing market price, a price related to the prevailing market price or at negotiated prices. Since the Common Shares will be distributed at the prevailing market prices at the time of the sale or certain other prices, prices may vary among purchasers and during the period of distribution.
The ATM Program will be effective until the date that all Common Shares available for issue under the ATM Program have been issued or the ATM Program is terminated prior to such date by the Company or the Agents under the equity offering sales agreement dated April 16, 2020.

Wheaton intends that the net proceeds from the ATM Program, if any, will be available as one potential source of funding for stream acquisitions and/or other general corporate purposes including the repayment of indebtedness.

As at June 30, 2020, the Company has not issued any shares under the ATM program.

19.2.	Dividends Declared

	Three Months Ended June 30		Six Months Ended June 30
(in thousands, except per share amounts)	2020	2019	2020	2019
Dividends declared per share	$0.10	$0.09	$0.20	$0.18
Average number of shares eligible for dividend	448,616	445,928	448,381	445,597

Total dividends paid	$44,862	$40,133	$89,676	$80,207

Paid as follows:
Cash	$40,446	$31,950	$83,002	$63,515

DRIP 1	4,416	8,183	6,674	16,692

Total dividends paid	$44,862	$40,133	$89,676	$80,207

Shares issued under the DRIP	107	378	185	762

1)	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.
2)	As at June 30, 2020, cumulative dividends of $1,168 million have been declared and paid by the Company.